UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-21070
                                   ------------

                               Runkel Funds, Inc.
                  --------------------------------------------
               (Exact name of registrant as specified in charter)

                       903 Chevy Street, Belmont, CA 94002
                  --------------------------------------------
               (Address of principal executive offices) (Zip code)

Freddie Jacobs, Jr.
Unified Fund Services, Inc.
431 N. Pennsylvania St.
Indianapolis, IN 46204

Registrant's telephone number, including area code: 317-917-7000
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Date of fiscal year end:   06/05
--------------------------------

Date of reporting period:  09/30/04
-----------------------------------


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (SS 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. S 3507.

Item 1. Schedule of Investments.


Runkel Value Fund
Schedule of Investments
September 30, 2004 (Unaudited)

Common Stocks - 92.74%                                                     Shares                  Value
                                                                          ---------              ---------

Beverages - 1.98%
Coca Cola                                                                    900                $  36,045

Cable & Other Pay Television Services - 9.04%
Comcast Corp. Class A (a)                                                  1,035                $  29,228
Comcast Corp. (a)                                                          2,000                   55,840
Liberty Media Corp. - Class A (a)                                          9,074                   79,125
                                                                                                ---------
                                                                                                  164,193
                                                                                                ---------

Electronic & Other Electrical Equipment - 4.81%
General Electric Co.                                                       2,600                   87,308
                                                                                                ---------
Federal & Federally - Sponsored Credit Agencies - 5.03%
Federal Home Loan Mortgage (Freddie Mac)                                   1,400                   91,336
                                                                                                ---------

Finance Services - 6.44%
American Express Co.                                                       2,275                  117,072
                                                                                                ---------

Fire, Marine & Casualty Insurance - 5.15%
SAFECO Corp.                                                               2,050                   93,582
                                                                                                ---------

Food & Kindred Products - 4.22%
Kraft Foods, Inc.                                                          2,415                   76,604
                                                                                                ---------

Motor Vehicles & Passenger Car Bodies - 1.93%
Ford Motor Co.                                                             2,500                   35,125
                                                                                                ---------

Petroleum Refining - 4.52%
Exxon Mobil Corp.                                                          1,700                   82,161
                                                                                                ---------

Pharmaceutical Preparations - 2.36%
Merck & Co., Inc.                                                          1,300                   42,900
                                                                                                ---------

Refuse Systems - 4.82%
Waste Management, Inc.                                                     3,200                   87,488
                                                                                                ---------

Retail - Eating Places - 5.24%
McDonald's Corp.                                                           3,400                   95,302
                                                                                                ---------

Retail - Lumber & Other Building Materials Dealers - 5.18%
Home Depot, Inc.                                                           2,400                   94,080
                                                                                                ---------
                                      -1-

Runkel Value Fund
Schedule of Investments - continued
September 30, 2004 (Unaudited)

Common Stocks - 92.74% - Continued                                        Shares                  Value
                                                                         --------               ----------

Retail - Variety Stores - 5.03%
Costco Wholesale Corp.                                                     2,200                $  91,432
                                                                                                ---------

Savings Institutions - 3.33%
Washington Mutual, Inc.                                                    1,550                   60,574
                                                                                                ---------

Semiconductors & Related Devices - 2.10%
Intel Corp.                                                                1,900                   38,114
                                                                                                ---------

Services - Computer Processing & Data Preparation - 3.87%
Automatic Data Processing, Inc.                                            1,700                   70,244
                                                                                                ---------

Services - Miscellaneous Amusement & Recreation - 5.09%
Walt Disney Co.                                                            4,100                   92,455
                                                                                                ---------

Services - Personal Services - 3.54%
H & R Block, Inc.                                                          1,300                   64,246
                                                                                                ---------

Services - Prepackaged Software - 4.57%
Microsoft Corp.                                                            3,000                   82,950
                                                                                                ---------

Surety Insurance - 4.49%
MBIA, Inc. (a)                                                             1,400                   81,494
                                                                                                ---------

TOTAL COMMON STOCKS (Cost $1,380,449)                                                           1,684,705
                                                                                                ---------

Money Market Securities - 7.82%
Huntington Money Market Fund IV, 0.57% (b)                               142,055                  142,055
                                                                                                ---------

TOTAL MONEY MARKET SECURITIES (Cost $142,055)                                                     142,055
                                                                                                ---------

TOTAL INVESTMENTS (Cost $1,522,504) - 100.56%                                                   1,826,760

Liabilities in excess of cash and other assets - (0.56%)                                          (10,149)
                                                                                               ----------

TOTAL NET ASSETS - 100.00%                                                                     $ 1,816,611
                                                                                               ===========

(a) Non-income producing.
(b) Variable rate security; the coupon rate shown represents the rate at September 30, 2004.

Tax Related
Unrealized appreciation                                                                         $ 320,124
Unrealized depreciation                                                                           (15,868)
                                                                                                ---------
Net unrealized appreciation                                                                     $ 304,256
                                                                                               ==========

Aggregate cost of securities for income tax purposes                                           $1,522,504
                                                                                               ==========

Runkel Value Fund
Schedule of Investments - continued
September 30, 2004 (Unaudited)

Related Footnotes

Securities Valuation- Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official
Closing Price. When market quotations are not readily available, when the adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the adviser.

Other- Security transactions are recorded on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Item 2. Controls and Procedures.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a- 3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant                 Runkel Funds, Inc.

By      /s/ Thomas J. Runkel
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*  Thomas J. Runkel, President

Date     November 23, 2004
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Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By           /s/ Thomas J. Runkel
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*  Thomas J. Runkel, President

Date      November 23, 2004
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By       /s/ Thomas J. Runkel
----------------------=------------------------------

*  Thomas J. Runkel, Treasurer

Date      November 23, 2004
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